CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued Capital	Share-based Payment Reserve	Capital Contribution	Foreign Currency Translation	Accumulated Losses	Total
At the beginning at Jun. 30, 2021	$ 2,354	$ 4	$ 1,755	$ 1,015	$ (18,239)	$ (13,111)
Net loss					(6,193)	(6,193)
Other comprehensive income				1,379		1,379
Modification of convertible notes, shareholder loan, net of tax			1,697			1,697
At the end at Jun. 30, 2022	2,354	4	3,452	2,394	(24,432)	(16,228)
Net loss					(15,217)	(15,217)
Other comprehensive income				891		891
Modification of convertible notes, shareholder loan, net of tax			1,139			1,139
At the end at Jun. 30, 2023	$ 2,354	$ 4	$ 4,591	$ 3,285	$ (39,649)	$ (29,415)